CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 575,215	$ 299,367
Current portion of restricted cash	13	27,735
Non-current portion of restricted cash	131	130
Total cash, cash equivalents and restricted cash	$ 575,359	$ 327,232	$ 377,565	$ 382,929